SEGMENT INFORMATION	12 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
SEGMENT INFORMATION

(18) SEGMENT INFORMATION

The Company has identified two principal operating segments for purposes of financial reporting: Banking and Mortgage Banking. These segments were determined based on the Company’s internal financial accounting and reporting processes and are consistent with the information that is used to make operating decisions and to assess the Company’s performance by the Company’s key decision makers.

The Mortgage Banking segment originates mortgage loans for sale to investors and for the portfolio of the Banking segment. The Banking segment provides a full range of banking services through the Bank’s branch network, exclusive of mortgage loan originations. A portion of the income presented in the Mortgage Banking segment is derived from sales of loans to the Banking segment based on a transfer pricing methodology that is designed to approximate economic reality. The Other and Eliminations segment includes financial information from the parent company plus inter-segment eliminations.

The following table presents financial information from the Company’s operating segments for the years ended September 30, 2013, 2012, and 2011. Dollar amounts are expressed in thousands.

Year ended September 30, 2013	Banking	Mortgage Banking	Other and Eliminations	Consolidated
Net interest income	$43,196	—	(503)	42,693
Provision for loan losses	(9,600)	—	—	(9,600)
Other income	1,990	64,509	(3,764)	62,735
General and administrative expenses	28,658	42,593	(1,144)	70,107
Income tax expense	10,059	8,438	(1,203)	17,294

Net income	$16,069	13,478	(1,920)	27,627

Total assets	$1,122,948	1,673	19,534	1,144,155

Year ended September 30, 2012	Banking	Mortgage Banking	Other and Eliminations	Consolidated
Net interest income	$50,015	—	(536)	49,479
Provision for loan losses	10,500	—	—	10,500
Other income	(419)	55,631	(1,917)	53,295
General and administrative expenses	26,114	37,445	(732)	62,827
Income tax expense	4,998	7,002	(663)	11,337

Net income	$7,984	11,184	(1,058)	18,110

Total assets	$1,218,998	1,623	20,205	1,240,826

Year ended September 30, 2011	Banking	Mortgage Banking	Other and Eliminations	Consolidated
Net interest income	$52,634	—	(468)	52,166
Provision for loan losses	49,326	—	68	49,394
Other income	(8,878)	34,736	(1,384)	24,474
General and administrative expenses	23,263	31,124	(689)	53,698
Income tax expense (benefit)	(11,101)	1,391	(474)	(10,184)

Net income (loss)	$(17,732)	2,221	(757)	(16,268)

Total assets	$1,231,109	1,496	20,979	1,253,584